April 4, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus Premier Investment Funds, Inc.

-          Dreyfus Global Real Estate Securities Fund

-          Dreyfus Global Infrastructure Fund

-          Dreyfus Diversified International Fund

-          Dreyfus Large Cap Growth Fund

-          Dreyfus Large Cap Equity Fund

1933 Act File No.:  33-44254
1940 Act File No.:  811-06490
CIK No.:  0000881773

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses for Class T shares of the above-referenced funds that would have been filed under paragraph (b) or (c) of this section do not differ from those contained in the most recent amendment, Post-Effective Amendment No. 99  to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 28, 2017, with the exception of the Supplements to the Class T Prospectuses dated March 31, 2017 and filed on March 31, 2017 under SEC Accession No. 0000914775-17-000041.

Please address any comments or questions to my attention at 212-922-8023.

Sincerely,

/s/ Zachary R. Barker
Zachary R. Barker
Paralegal